Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.00%
Communication services: 10.85%
Diversified telecommunication services: 0.54%
AT&T, Inc.	235,744	$6,159,991
Comcast Corp. Class A	37,226	1,006,591
Verizon Communications, Inc.	30,635	1,471,399
		8,637,981
Entertainment: 1.03%
Netflix, Inc.†	143,441	13,427,512
Spotify Technology SA†	7,034	3,141,032
		16,568,544
Interactive media & services: 9.28%
Alphabet, Inc. Class A	137,308	52,836,119
Alphabet, Inc. Class C	148,017	56,533,613
Meta Platforms, Inc. Class A	62,552	38,276,194
Pinterest, Inc. Class A†	67,644	1,329,881
		148,975,807
Consumer discretionary: 9.36%
Automobile components: 0.22%
Aptiv PLC†	60,304	3,633,919
Automobiles: 1.77%
General Motors Co.	27,364	2,104,018
Tesla, Inc.†	68,929	26,305,374
		28,409,392
Broadline retail: 4.22%
Amazon.com, Inc.†	251,106	66,558,156
eBay, Inc.	11,805	1,221,582
		67,779,738
Hotels, restaurants & leisure: 1.08%
Booking Holdings, Inc.	20,800	3,501,888
Expedia Group, Inc.	21,911	5,442,035
McDonald’s Corp.	17,022	4,997,489
Viking Holdings Ltd.†	40,805	3,342,338
		17,283,750
Household durables: 0.36%
PulteGroup, Inc.	47,166	5,771,232
Specialty retail: 1.11%
Gap, Inc.	52,801	1,298,377
Home Depot, Inc.	15,444	5,077,987
TJX Cos., Inc.	46,747	7,327,592
Ulta Beauty, Inc.†	7,649	4,111,184
		17,815,140
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.60%
Crocs, Inc.†	11,803	$1,203,670
Deckers Outdoor Corp.†	71,050	7,261,310
lululemon athletica, Inc.†	8,147	1,121,842
		9,586,822
Consumer staples: 5.09%
Beverages: 0.20%
Monster Beverage Corp.†	19,950	1,537,546
PepsiCo, Inc.	9,973	1,580,621
		3,118,167
Consumer staples distribution & retail: 2.85%
Costco Wholesale Corp.	16,690	16,932,506
Dollar General Corp.	25,243	2,925,159
Maplebear, Inc.†	41,896	1,774,295
Target Corp.	61,620	7,995,195
Walmart, Inc.	122,486	16,159,578
		45,786,733
Food products: 0.62%
Pilgrim’s Pride Corp.	61,572	2,038,033
Smithfield Foods, Inc.	150,207	3,947,440
Tyson Foods, Inc. Class A	62,869	4,028,017
		10,013,490
Household products: 0.28%
Procter & Gamble Co.	30,354	4,464,770
Tobacco: 1.14%
Altria Group, Inc.	162,163	11,781,142
Philip Morris International, Inc.	39,621	6,540,239
		18,321,381
Energy: 3.29%
Oil, gas & consumable fuels: 3.29%
Cheniere Energy, Inc.	11,301	3,107,210
Chevron Corp.	50,450	9,752,489
Devon Energy Corp.	65,939	3,387,286
EOG Resources, Inc.	25,698	3,612,368
Exxon Mobil Corp.	93,917	14,494,211
Phillips 66	52,132	9,339,448
Valero Energy Corp.	36,180	9,138,344
		52,831,356
Financials: 12.08%
Banks: 3.76%
Bank of America Corp.	128,435	6,866,135
Citigroup, Inc.	120,254	15,390,107
JPMorgan Chase & Co.	62,535	19,587,838
See accompanying notes to portfolio of investments
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Banks(continued)
PNC Financial Services Group, Inc.	25,880	$5,771,240
Popular, Inc.	34,735	5,221,713
U.S. Bancorp	90,088	5,104,386
Wells Fargo & Co.	29,397	2,417,315
		60,358,734
Capital markets: 3.38%
Bank of New York Mellon Corp.	89,809	12,067,635
BlackRock, Inc.	3,363	3,583,613
Charles Schwab Corp.	118,306	10,841,562
CME Group, Inc.	8,058	2,319,254
Goldman Sachs Group, Inc.	16,254	15,014,958
Interactive Brokers Group, Inc. Class A	68,919	5,479,060
Virtu Financial, Inc. Class A	99,031	4,917,879
		54,223,961
Consumer finance: 0.63%
American Express Co.	9,350	3,020,518
Capital One Financial Corp.	29,327	5,610,255
Synchrony Financial	19,100	1,455,420
		10,086,193
Financial services: 2.65%
Berkshire Hathaway, Inc. Class B†	41,452	19,631,667
Mastercard, Inc. Class A	25,775	12,962,763
Visa, Inc. Class A	29,939	9,875,080
		42,469,510
Insurance: 1.66%
Allstate Corp.	12,530	2,722,268
Assurant, Inc.	22,866	5,402,550
Axis Capital Holdings Ltd.	28,282	2,839,795
Hartford Insurance Group, Inc.	61,545	8,419,971
Marsh & McLennan Cos., Inc.	6,673	1,119,129
Progressive Corp.	30,746	6,188,555
		26,692,268
Health care: 8.11%
Biotechnology: 2.06%
AbbVie, Inc.	56,091	11,853,150
Exelixis, Inc.†	90,807	4,037,279
Gilead Sciences, Inc.	61,722	8,075,707
Incyte Corp.†	38,666	3,683,710
Regeneron Pharmaceuticals, Inc.	7,617	5,385,676
		33,035,522
Health care equipment & supplies: 1.16%
Abbott Laboratories	90,081	8,178,454
Boston Scientific Corp.†	50,761	2,924,341
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Globus Medical, Inc. Class A†	16,389	$1,477,960
Intuitive Surgical, Inc.†	13,094	5,991,946
		18,572,701
Health care providers & services: 1.85%
Cencora, Inc.	13,539	4,170,147
CVS Health Corp.	55,238	4,600,773
McKesson Corp.	10,982	8,952,526
Tenet Healthcare Corp.†	21,510	3,809,851
UnitedHealth Group, Inc.	16,528	6,123,294
Universal Health Services, Inc. Class B	11,925	2,006,620
		29,663,211
Health care technology: 0.21%
Veeva Systems, Inc. Class A†	21,420	3,340,877
Life sciences tools & services: 0.14%
Thermo Fisher Scientific, Inc.	4,818	2,307,629
Pharmaceuticals: 2.69%
Bristol-Myers Squibb Co.	111,707	6,768,327
Eli Lilly & Co.	19,852	18,553,679
Johnson & Johnson	36,054	8,287,012
Merck & Co., Inc.	88,369	9,648,128
		43,257,146
Industrials: 8.37%
Aerospace & defense: 1.87%
General Dynamics Corp.	29,118	10,025,327
General Electric Co.	23,255	6,742,322
Howmet Aerospace, Inc.	18,687	4,541,689
Lockheed Martin Corp.	12,150	6,293,336
RTX Corp.	13,214	2,326,589
		29,929,263
Building products: 0.53%
Johnson Controls International PLC	25,774	3,763,777
Owens Corning	18,420	2,271,923
Trane Technologies PLC	5,128	2,525,745
		8,561,445
Commercial services & supplies: 0.21%
Veralto Corp.	37,375	3,296,475
Construction & engineering: 1.56%
EMCOR Group, Inc.	10,534	9,392,852
MasTec, Inc.†	20,095	7,918,435
Quanta Services, Inc.	3,669	2,670,188
Valmont Industries, Inc.	9,789	4,973,203
		24,954,678
See accompanying notes to portfolio of investments
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Electrical equipment: 0.94%
Emerson Electric Co.	15,410	$2,164,181
GE Vernova, Inc.	6,653	7,208,259
Regal Rexnord Corp.	9,813	2,110,089
Vertiv Holdings Co. Class A	11,046	3,628,501
		15,111,030
Ground transportation: 0.43%
Uber Technologies, Inc.†	38,431	2,867,337
Union Pacific Corp.	15,084	4,064,836
		6,932,173
Industrial conglomerates: 0.35%
Honeywell International, Inc.	26,128	5,600,014
Machinery: 1.45%
AGCO Corp.	41,958	5,077,757
Allison Transmission Holdings, Inc.	50,605	6,798,782
Caterpillar, Inc.	5,086	4,527,100
Mueller Industries, Inc.	13,637	1,846,859
Oshkosh Corp.	17,311	2,705,709
Parker-Hannifin Corp.	2,591	2,356,307
		23,312,514
Passenger airlines: 0.26%
United Airlines Holdings, Inc.†	46,503	4,185,270
Professional services: 0.77%
CACI International, Inc. Class A†	6,069	3,153,088
Leidos Holdings, Inc.	37,365	5,575,606
Science Applications International Corp.	20,738	2,006,816
SS&C Technologies Holdings, Inc.	23,684	1,641,301
		12,376,811
Information technology: 34.19%
Communications equipment: 1.36%
Arista Networks, Inc.†	44,072	7,611,675
Ciena Corp.†	1,504	793,480
Cisco Systems, Inc.	129,080	11,810,820
Lumentum Holdings, Inc.†	1,777	1,603,423
		21,819,398
Electronic equipment, instruments & components: 1.26%
Amphenol Corp. Class A	23,842	3,511,211
Flex Ltd.†	45,771	4,190,335
Jabil, Inc.	6,167	2,081,301
TD SYNNEX Corp.	39,936	9,112,597
TE Connectivity PLC	6,411	1,356,952
		20,252,396
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
IT services: 0.74%
Accenture PLC Class A	2,899	$518,080
International Business Machines Corp.	22,265	5,142,770
MongoDB, Inc. Class A†	6,332	1,588,256
Okta, Inc.†	40,059	2,950,345
VeriSign, Inc.	6,200	1,665,692
		11,865,143
Semiconductors & semiconductor equipment: 16.86%
Advanced Micro Devices, Inc.†	39,953	14,162,939
Applied Materials, Inc.	14,241	5,617,932
Astera Labs, Inc.†	10,336	2,012,833
Broadcom, Inc.	137,306	57,315,644
Credo Technology Group Holding Ltd.†	10,254	1,784,299
Intel Corp.†	73,391	6,933,982
KLA Corp.	7,710	13,495,199
Lam Research Corp.	63,462	16,364,311
Marvell Technology, Inc.	16,069	2,653,795
Micron Technology, Inc.	32,468	16,791,151
Monolithic Power Systems, Inc.	480	774,917
NVIDIA Corp.	623,769	124,485,579
Onto Innovation, Inc.†	5,089	1,501,560
QUALCOMM, Inc.	23,790	4,272,208
Texas Instruments, Inc.	8,480	2,383,558
		270,549,907
Software: 7.14%
Adobe, Inc.†	9,354	2,302,019
AppLovin Corp. Class A†	13,100	5,847,185
Autodesk, Inc.†	4,798	1,137,126
Fortinet, Inc.†	53,588	4,518,004
Microsoft Corp.	190,893	77,842,348
Oracle Corp.	35,564	5,739,674
Palantir Technologies, Inc. Class A†	45,929	6,389,183
Pegasystems, Inc.	49,494	1,809,006
Salesforce, Inc.	23,663	4,177,229
ServiceNow, Inc.†	28,232	2,493,168
Zoom Communications, Inc. Class A†	23,753	2,307,604
		114,562,546
Technology hardware, storage & peripherals: 6.83%
Apple, Inc.	371,331	100,760,667
Sandisk Corp.†	1,583	1,735,775
Western Digital Corp.	16,603	7,214,336
		109,710,778
Materials: 2.56%
Chemicals: 1.37%
Celanese Corp. Class A	24,439	1,655,987
CF Industries Holdings, Inc.	35,284	4,382,273
See accompanying notes to portfolio of investments
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Chemicals(continued)
Corteva, Inc.	39,652	$3,212,208
Element Solutions, Inc.	66,999	2,853,487
Linde PLC	19,726	9,885,488
		21,989,443
Containers & packaging: 0.47%
Crown Holdings, Inc.	76,563	7,526,908
Metals & mining: 0.72%
Alcoa Corp.	24,962	1,592,326
Coeur Mining, Inc.†	134,324	2,413,802
Newmont Corp.	51,051	5,671,256
Southern Copper Corp.	11,145	1,913,485
		11,590,869
Real estate: 1.74%
Hotel & resort REITs: 0.42%
Host Hotels & Resorts, Inc.	322,609	6,816,728
Retail REITs: 0.45%
Simon Property Group, Inc.	35,401	7,211,538
Specialized REITs: 0.87%
Gaming & Leisure Properties, Inc.	93,553	4,533,578
VICI Properties, Inc. Class A	320,147	9,348,293
		13,881,871
Utilities: 2.36%
Electric utilities: 1.76%
American Electric Power Co., Inc.	74,469	10,210,444
Duke Energy Corp.	80,429	10,419,577
NextEra Energy, Inc.	55,626	5,444,673
NRG Energy, Inc.	13,536	2,105,931
		28,180,625
Gas utilities: 0.34%
National Fuel Gas Co.	64,966	5,481,831
Independent power and renewable electricity producers: 0.26%
Vistra Corp.	26,874	4,241,792
Total common stocks (Cost $742,845,431)		1,572,947,420
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 7

Portfolio of investments—April 30, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.72%
Investment companies: 1.72%
Allspring Government Money Market Fund Select Class♠∞		3.60%	27,644,886	$27,644,886
Total short-term investments (Cost $27,644,886)				27,644,886
Total investments in securities (Cost $770,490,317)	99.72%			1,600,592,306
Other assets and liabilities, net	0.28			4,564,420
Total net assets	100.00%			$1,605,156,726

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,565,301	$235,536,503	$(230,456,918)	$0	$0	$27,644,886	27,644,886	$1,235,973
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	75	6-18-2026	$24,865,107	$27,164,063	$2,298,956	$0
See accompanying notes to portfolio of investments
8 | Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—April 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined U.S. Core Fund | 9

Notes to portfolio of investments—April 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$174,182,332	$0	$0	$174,182,332
Consumer discretionary	150,279,993	0	0	150,279,993
Consumer staples	81,704,541	0	0	81,704,541
Energy	52,831,356	0	0	52,831,356
Financials	193,830,666	0	0	193,830,666
Health care	130,177,086	0	0	130,177,086
Industrials	134,259,673	0	0	134,259,673
Information technology	548,760,168	0	0	548,760,168
Materials	41,107,220	0	0	41,107,220
Real estate	27,910,137	0	0	27,910,137
Utilities	37,904,248	0	0	37,904,248
Short-term investments
Investment companies	27,644,886	0	0	27,644,886
	1,600,592,306	0	0	1,600,592,306
Futures contracts	2,298,956	0	0	2,298,956
Total assets	$1,602,891,262	$0	$0	$1,602,891,262
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of April 30, 2026, $3,006,500 was segregated as cash collateral for these open futures contracts.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Disciplined U.S. Core Fund